Transactions and Balances with Related Parties - Schedule of Transactions with Related Parties (Details) - MXN ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Holding company
Interest income		$ 77,681	$ 79,473	$ 55,848
Management staff
Administrative services expenditures		65,889	133,970	275,063
Other related parties
Sales		332,505	631,770	392,531
Purchases		226,007	220,884	253,931
Direct short-term benefits	[1]	$ 63,100	$ 113,773	$ 120,151

[1]	Correspond to the salaries, allowances and bonuses paid to the executives of Simec.